CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, issued shares	36,233,361	36,067,415
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	44,487	119,584
Common Stock [Member]
Common stock, outstanding shares	36,233,361	36,067,415